Note 6 - Risk Management - Past due but not impaired and impaired secured loans risks (II) (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 263	€ 127
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	239	182
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	29	46
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	297	307
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,577	3,421
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10	108
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,623	1,681
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	341	255
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	985	910
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,384	1,365
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	34	1
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6	10
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	14	12
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20	16
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	186	325
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	54	89
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	46	38
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	21	14
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	27	27
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	30	24
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	32	25
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	659	598
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	40	20
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	76	43
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,336	3,575
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,115	1,598
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	945	742
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,266	1,278
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,819	1,394
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	8	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	50	47
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	114	102
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	145	106
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	103	102
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,133	2,869
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	1
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,122	1,745
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	169	99
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	461	424
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	941	1,404
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	188	382
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	3
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5	24
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5	2
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	16	10
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	555	369
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	461	251
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	22	22
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	27	49
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	333	170
Credit - Impaired Assets (Stage 3) [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2	4
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	27	25
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3	11
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	46	20
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	473	840
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	375	712
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	28	21
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	50	49
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	257	507
Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	35	52
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	130	120
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	59	50
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	90	110
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,532	2,433
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5	4
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,247	1,365
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	162	103
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	376	281
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	707	839
Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 52	€ 71